Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.70851%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,336,351.42

Principal:
Principal Collections	$29,776,273.08
Prepayments in Full	$14,690,404.61
Liquidation Proceeds	$239,555.50
Recoveries	$91,909.45
Sub Total	$44,798,142.64
Collections	$48,134,494.06

Purchase Amounts:
Purchase Amounts Related to Principal	$96,725.37
Purchase Amounts Related to Interest	$308.47
Sub Total	$97,033.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,231,527.90

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,231,527.90
Servicing Fee	$980,757.75	$980,757.75	$0.00	$0.00	$47,250,770.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,250,770.15
Interest - Class A-2a Notes	$648,058.94	$648,058.94	$0.00	$0.00	$46,602,711.21
Interest - Class A-2b Notes	$530,180.97	$530,180.97	$0.00	$0.00	$46,072,530.24
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$44,134,780.91
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$43,533,567.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,533,567.41
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$43,335,008.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,335,008.16
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$43,197,678.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,197,678.66
Regular Principal Payment	$49,701,104.83	$43,197,678.66	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,231,527.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,197,678.66
Total					$43,197,678.66

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,552,457.23	$83.23	$648,058.94	$2.03	$27,200,516.17	$85.26
Class A-2b Notes	$16,645,221.43	$83.23	$530,180.97	$2.65	$17,175,402.40	$85.88
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$43,197,678.66	$27.36	$4,053,091.49	$2.57	$47,250,770.15	$29.93

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$172,051,045.15	0.5392773	$145,498,587.92	0.4560512
Class A-2b Notes	$107,855,469.64	0.5392773	$91,210,248.21	0.4560512
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,035,066,514.79	0.6555452	$991,868,836.13	0.6281865

Pool Information
Weighted Average APR	3.338%	3.346%
Weighted Average Remaining Term	45.59	44.80
Number of Receivables Outstanding	42,463	41,538
Pool Balance	$1,176,909,300.59	$1,131,612,940.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,069,783,371.91	$1,029,181,713.21
Pool Factor	0.6743295	0.6483762

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$102,431,227.31
Targeted Overcollateralization Amount	$146,247,530.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$139,744,104.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$493,401.51
(Recoveries)		16	$91,909.45
Net Loss for Current Collection Period			$401,492.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4094%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1115%
Second Prior Collection Period			0.6310%
Prior Collection Period			0.3458%
Current Collection Period			0.4174%
Four Month Average (Current and Prior Three Collection Periods)			0.3764%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		709	$3,133,195.01
(Cumulative Recoveries)			$191,668.06
Cumulative Net Loss for All Collection Periods			$2,941,526.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1685%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,419.17
Average Net Loss for Receivables that have experienced a Realized Loss			$4,148.84

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.85%	261	$9,572,908.96
61-90 Days Delinquent	0.14%	46	$1,582,490.20
91-120 Days Delinquent	0.04%	11	$421,757.68
Over 120 Days Delinquent	0.02%	6	$264,176.54
Total Delinquent Receivables	1.05%	324	$11,841,333.38

Repossession Inventory:
Repossessed in the Current Collection Period		19	$667,161.60
Total Repossessed Inventory		29	$1,134,929.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1338%
Prior Collection Period			0.1272%
Current Collection Period			0.1517%
Three Month Average			0.1376%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2005%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	126	$4,444,451.09
2 Months Extended	179	$7,019,550.04
3+ Months Extended	24	$933,902.59

Total Receivables Extended	329	$12,397,903.72
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer